SCHEDULE OF EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Net income for the period	$ 2,005	$ 20,977	$ 30,475	$ 30,428
Weighted average number of shares outstanding	92,666,724	88,967,382	92,423,038	88,965,643
Earnings per share – basic	$ 0.02	$ 0.24	$ 0.33	$ 0.34
Weighted average number of shares outstanding	92,666,724	88,967,382	92,423,038	88,965,643
Incremental shares from options, RSUs, DSUs and PSUs	1,386,536	4,484,166	1,386,536	4,484,166
Earnings per share – diluted	$ 0.02	$ 0.22	$ 0.32	$ 0.33